                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

A. LIQUIDATION OF GENWORTH VARIABLE INSURANCE TRUST AND PROPOSED SUBSTITUTION

On September 30, 2011, the Board of Trustees (the "Board") of Genworth Variable Insurance Trust ("GVIT") voted to approve a Plan of Liquidation that would result in the liquidation of all GVIT portfolios. In accordance with the Board's decision to terminate operations, and subject to the approval by shareholders of the proposed substitutions described below, all GVIT portfolios will be liquidated effective at the close of business on or about January 27, 2012.

On or about the close of business January 27, 2012, Genworth Life Insurance Company of New York (the "Company") and Genworth Life of New York VA Separate Account 3 plan to substitute shares of certain portfolios of GVIT specified below (the "Existing Portfolios") for shares of certain portfolios of Fidelity(R) Variable Insurance Products Fund ("Fidelity VIP Fund") specified below (the "Substitute Portfolios").

The effect of the proposed substitutions would be to replace the Existing Portfolios with the Substitute Portfolios as investment options under your Contract, as follows:

          EXISTING PORTFOLIOS                   SUBSTITUTE PORTFOLIOS
 -----------------------------------------------------------------------------
 Genworth Calamos Growth Fund           Fidelity VIP Growth Opportunities
                                        Portfolio -- Service Class 2
 Genworth PYRAMIS(R) Small/Mid Cap      Fidelity VIP Mid Cap Portfolio --
   Core Fund                            Service Class 2
 Genworth Davis NY Venture Fund         Fidelity VIP Equity-Income Portfolio
                                        -- Service Class 2
 Genworth Eaton Vance Large Cap Value   Fidelity VIP Equity-Income Portfolio
   Fund                                 -- Service Class 2
 Genworth Legg Mason ClearBridge        Fidelity VIP Growth Stock Portfolio
   Aggressive Growth Fund               -- Service Class 2
 Genworth PIMCO StocksPLUS Fund         Fidelity VIP Contrafund(R) Portfolio
                                        -- Service Class 2
 Genworth Goldman Sachs Enhanced Core   Fidelity VIP Investment Grade Bond
   Bond Index Fund                      Portfolio -- Service Class 2
 Genworth Enhanced International Index  Fidelity VIP Contrafund(R) Portfolio
   Fund                                 -- Service Class 2
 Genworth 40/60 Index Allocation Fund   Fidelity VIP FundsManager(R) 50%
                                        Portfolio -- Service Class 2
 Genworth 60/40 Index Allocation Fund   Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Moderate Allocation Fund      Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Growth Allocation Fund        Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2

The proposed substitutions will not be carried out unless shareholders of the Existing Portfolios as of a to-be-specified record date approve the substitutions. The Company anticipates that, if shareholder approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur on or about the close of business January 27, 2012.

48928NY SUPPF 10/14/11

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Contract owners invested in the Existing Portfolios as of the record date will receive detailed information about the liquidation and proposed substitutions in a proxy statement provided by GVIT expected to be mailed in November 2011. The proxy statement will include information such as a comparison of the fees and expenses, investment objectives, investment strategies and principal risks of the Existing Portfolio and Substitute Portfolios.

The Company proposes to carry out the proposed substitutions by redeeming shares of the Existing Portfolios and purchasing shares of the corresponding Substitute Portfolios. Any contract value that you have allocated to a subaccount investing in the Existing Portfolio(s) on the date of the substitutions will, in effect, be transferred to a subaccount investing in the corresponding Substitute Portfolio(s). At any time prior to the proposed substitutions, or within 90 days after the proposed substitutions, you may make transfers of contract value from each subaccount investing in the Existing Portfolio(s) (before the substitutions) or the Substitute Portfolio(s) (after the substitutions) to any other available subaccount(s). The Company will not consider such transfers for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. Please note that if you have elected an optional living benefit rider, any transfers are subject to the limitations imposed by the Investment Strategy for that rider.

Prospectuses for the Substitute Portfolios may be obtained free of charge by calling us at (800) 313-5282, or writing us at Genworth Life Insurance Company of New York, 6610 West Broad Street, Richmond, VA 23230.

B. NEW FIDELITY VIP FUND PORTFOLIOS

As a result of the GVIT liquidation and substitutions, the following new Fidelity VIP Fund portfolios will be added to your Contract:

Fidelity VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity VIP Equity-Income Portfolio -- Service Class 2 Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2 Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2 Fidelity VIP Growth Opportunities Portfolio -- Service Class 2 Fidelity VIP Growth Stock Portfolio -- Service Class 2
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2

Effective January 27, 2012:

1. All references to GVIT and its portfolios are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

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3. In the "Subaccounts" section of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

   --------------------------------------------------------------------------
                   INVESTMENT      ADVISER (AND SUB-ADVISER(S),
   SUBACCOUNT      OBJECTIVE       AS APPLICABLE)
   --------------------------------------------------------------------------
   VIP             Seeks           Fidelity Management & Research Company
   Contrafund(R)   long-term       (FMR) (subadvised by FMR Co., Inc.
   Portfolio --    capital         (FMRC), Fidelity Research & Analysis
   Service Class 2 appreciation.   Company (FRAC), Fidelity Management &
                                   Research (U.K.) Inc. (FMR U.K.), Fidelity
                                   International Investment Advisors (FIIA),
                                   Fidelity International Investment Advisors
                                   (U.K.) Limited (FIIA(U.K.)L), and Fidelity
                                   Investments Japan Limited (FIJ))
   --------------------------------------------------------------------------
   VIP             Seeks           FMR (subadvised by FMRC, FRAC, FMR
   Equity-Income   reasonable      U.K., FIIA, FIIA(U.K.)L, and FIJ)
   Portfolio --    income. The
   Service Class 2 fund will also
                   consider the
                   potential for
                   capital
                   appreciation.
                   The fund's
                   goal is to
                   achieve a
                   yield which
                   exceeds the
                   composite
                   yield on the
                   securities
                   comprising the
                   S&P 500(R)
                   Index.
   --------------------------------------------------------------------------
   VIP             The fund seeks  Strategic Advisers (investment manager for
   FundsManager(R) high total      each VIP FundsManager(R) Portfolio); FMR
   50% Portfolio   return.         (fund manager for each underlying Fidelity
   --                              fund)
   Service Class 2
   --------------------------------------------------------------------------
   VIP             The fund seeks  Strategic Advisers (investment manager for
   FundsManager(R) high total      each VIP FundsManager(R) Portfolio); FMR
   60% Portfolio   return.         (fund manager for each underlying Fidelity
   --                              fund)
   Service Class 2
   --------------------------------------------------------------------------
   VIP Growth      The fund seeks  FMR (subadvised by FMRC, FMR U.K.,
   Opportunities   to provide      Fidelity Management & Research (Hong
   Portfolio --    capital growth. Kong) Limited (FMR H.K.), and Fidelity
   Service Class 2                 Management & Research (Japan) Inc. (FMR
                                   Japan))
   --------------------------------------------------------------------------
   VIP Growth      The fund seeks  FMR (subadvised by FMRC, FMR U.K.,
   Stock           capital         FMR H.K., and FMR Japan)
   Portfolio --    appreciation.
   Service Class 2
   --------------------------------------------------------------------------
   VIP Investment  Seeks as high   FMR (subadvised by Fidelity Investments
   Grade Bond      a level of      Money Management, Inc. (FIMM), FRAC,
   Portfolio --    current income  FIIA and FIIA(U.K.)L)
   Service Class 2 as is
                   consistent
                   with the
                   preservation
                   of capital.
   --------------------------------------------------------------------------
   VIP Mid Cap     Seeks           FMR (subadvised by FMRC, FRAC, FMR
   Portfolio --    long-term       U.K., FIIA, FIIA(U.K.)L, and FIJ)
   Service Class 2 growth of
                   capital.
   --------------------------------------------------------------------------

4. In the "Subaccounts" section of the prospectus, the section titled "Information about the Genworth Variable Insurance Trust" is deleted.

5. Under "Payments from Funds and Fund Affiliates" in the "Subaccounts" section of the prospectus, GVIT and its portfolios are deleted from the list of portfolios that pay a service fee.

6. In the "Subaccounts" section of the prospectus, GVIT is deleted from the list of funds that pay 12b-1 fees to Capital Brokerage Corporation.

7. In the "Investment Strategy for Income Protector" section of the prospectus, the GVIT portfolios are deleted and the following Fidelity VIP Fund portfolios are added:

Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2
Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2

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